Commitments and Contingencies (Details) - USD ($)	1 Months Ended		12 Months Ended
	Apr. 30, 2018	Oct. 27, 2016	Dec. 31, 2017	Sep. 30, 2018
Commitments and Contingencies (Textual)
Value of share issued as royalty upon the achievement of milestone			$ 23,415
Mayo Agreement [Member]
Commitments and Contingencies (Textual)
Expiry date		May 25, 2037
Value of share issued as royalty upon the achievement of milestone		$ 300
Milestone amount recorded for intellectual property		$ 91,709
Milestone payments paid			$ 91,709
Percentage of unpaid accrued interest		2.00%
Common stock shares issued			859,976
Additional amount of intangible assets			$ 23,115
WARF License Agreement [Member]
Commitments and Contingencies (Textual)
Milestone payments in connection with WARF License Agreement	$ 55,000	$ 110,000	55,000
Estimated fair value of intangible asset		$ 120,000
Cummulative financing triggers payment			3,000,000
Minimum royalties for the year 2019			50,000
Minimum royalties for the year 2020			100,000
Royalties per year beginning from 2021			$ 150,000
Expiry date			Dec. 31, 2030
Cost incurred maintaining licensed patents			$ 65,000
Additional cummulative financing triggers payment			$ 5,000,000
Milestone payments paid				$ 65,000
Percentage of unpaid accrued interest		1.00%